Income Taxes - Current and Deferred Taxes Related to Each Component of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [Abstract]
Remeasurement of defined benefit plans, Pretax	¥ 2,093	¥ 674	¥ (1,722)
Foreign currency translation adjustments, Pretax	3,751	(299)	(281)
Reclassification adjustments for foreign currency translation adjustments, Pretax	(13)	50
Proportionate share of other comprehensive income of associates, Pretax	106	3	15
Net change in fair value of available-for-sale financial assets, Pretax	(3,339)	(2,019)	1,551
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Pretax	1,090	293	1,790
Total, Pretax	3,688	(1,298)	1,353
Remeasurement of defined benefit plans, Tax	(488)	(209)	576
Foreign currency translation adjustments, Tax	(146)	(199)	14
Reclassification adjustments for foreign currency translation adjustments, Tax
Proportionate share of other comprehensive income of associates, Tax	(14)	0	(3)
Net change in fair value of available-for-sale financial assets, Tax	836	546	276
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Tax	(343)	(92)	(577)
Total, Tax	(155)	46	286
Remeasurement of defined benefit plans, Post tax	1,605	465	(1,146)
Foreign currency translation adjustments, Post tax	3,605	(498)	(267)
Reclassification adjustments for foreign currency translation adjustments, Post tax	(13)	50
Proportionate share of other comprehensive income of associates, Post tax	92	3	12
Net change in fair value of available-for-sale financial assets, Post tax	(2,503)	(1,473)	1,827
Reclassification adjustments for net change in fair value of available-for-sale financial assets, Post tax	747	201	1,213
Total other comprehensive income for the year, net of tax	¥ 3,533	¥ (1,252)	¥ 1,639